Goodwill and Other Intangible Assets - Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 33,030
2016	25,273
2017	25,213
2018	25,201
2019	17,919
2020 and thereafter	11,526
Amortized balance of intangible assets, Net	$ 145,082	$ 10,401